SALIENT MF TRUST

4265 San Felipe, 8th Floor

Houston, TX 77027

November 18, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Salient MF Trust (“Registrant”)
File Nos.: 333-180225 and 811-22678

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement filed October 31, 2016, which revised as of November 1, 2016 the Registrant’s Class A, Class C, Class I and Class F Shares Prospectus dated May 1, 2016, as supplemented (Accession Number: 0001193125-16-752863). The purpose of this filing is to submit the 497(e) filing dated October 31, 2016 in XBRL.

If you have any questions regarding this filing, please contact Megan Hadley Koehler, with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0585 or via email at megan.koehler@alpsinc.com.

Sincerely,

/s/ Megan Hadley Koehler
Megan Hadley Koehler, Esq.

Enclosures

cc:	Paul Bachtold, Chief Compliance Officer, Salient MF Trust
George Zornada, Esq., Partner, K&L Gates LLP
Richard F. Kerr, Esq., Partner, K&L Gates LLP